Financial Instruments - Interest Rate Swaps (Details) $ in Thousands	Jun. 30, 2022 USD ($) MMBTU $ / MMBTU	Dec. 31, 2021 USD ($)
Minimum
Derivative [Line Items]
Price | $ / MMBTU	23.25
Maximum
Derivative [Line Items]
Price | $ / MMBTU	27.50
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Notional value	$ 550,000
Interest Rate Swap | Cash Flow Hedging | Minimum | Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Fixed interest rates	1.69%
Interest Rate Swap | Cash Flow Hedging | Maximum | Designated as Hedging Instrument | LIBOR
Derivative [Line Items]
Fixed interest rates	2.37%
Commodity Swap
Derivative [Line Items]
Notional quantity | MMBTU	806,502
Commodity Contract
Derivative [Line Items]
Asset derivatives, Gross amounts presented in consolidated balance sheet	$ 0	$ 1,753
Asset derivatives, Gross amounts not offset in consolidated balance sheet subject to netting agreements	0	(88)
Asset derivatives, Net amount	0	1,665
Liability derivatives, Gross amounts presented in consolidated balance sheet	(12,653)	(88)
Liability derivatives, Gross amounts not offset in consolidated balance sheet subject to netting agreements	0	88
Liability derivatives, Net amount	$ (12,653)	$ 0